Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Outstanding Debt
The following table summarizes outstanding debt balances as of March 31, 2021 and December 31, 2020 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	March 31, 2021	December 31, 2020
Investor Loan Notes	September 2018 to December 2019	September 2028 to December 2029	10%	$85,353	$82,631
Data Project Srl Mortgage	December 2010	December 2025	8%	106	116
Related Party Loan	December 2020	April 2021	4%	10,433	10,248

				$95,892	$92,995
Less current portion of debt				(10,456)	(10,272)

Non-current portion of debt				$85,436	$82,723

The following table summarizes outstanding debt balances as of December 31, 2020 and 2019 (Successor) (in thousands):

				Successor
Instrument	Date of Issuance	Maturity Date	Effective interest rate	December 31, 2020	December 31, 2019
Investor Loan Notes	September 2018 to December 2019	September 2028 to December 2029	10%	$82,631	$73,061
Data Project Srl Mortgage	December 2010	December 2025	8%	116	130
Related Party Loan	December 2020	May 2021	4%	10,248	—

				$92,995	$73,191
Less current portion of debt				(10,272)	(25)

Noncurrent portion of debt				$82,723	$73,166

Summary of Expected Future Payments
Expected future payments for all borrowings as of March 31, 2021 are as follows:

Fiscal Period:	(in thousands)
2021 (remainder)	$10,450
2022	23
2023	23
2024	24
2025	22
Thereafter	85,350

Total payment outstanding	$95,892

Expected future payments for all borrowings as of December 31, 2020 (Successor) are as follows:

Fiscal Years:	(in thousands)
2021	$10,272
2022	24
2023	25
2024	25
2025	23
Thereafter	82,626

Total payment outstanding	$92,995